UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SELECT TAX FREE RESERVES

FORM N-Q

MAY 31, 2019

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $292,685,424.

1. Organization and significant accounting policies

Western Asset Select Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (80.5% at May 31, 2019) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.2%
MUNICIPAL BONDS - 99.2%
Arizona - 1.6%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	2.250%	1/1/46	$6,000,000	$6,000,000	(a)(b)

California - 2.0%
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, Series A, LOC - Wells Fargo Bank N.A.	1.500%	10/1/37	325,000	325,000	(a)(b)(c)
California Statewide CDA, MFH Revenue:
1030 Post Street Apartments, Series Y, LIQ - FHLMC	1.360%	2/1/39	2,400,000	2,400,000	(a)(b)(c)
David Avenue Apartments, Series WW, LIQ - FHLMC	1.420%	12/1/42	1,200,000	1,200,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Refunding, Grand Promenade Project, LIQ - FHLMC	1.390%	4/1/32	1,900,000	1,900,000	(a)(b)
San Diego, CA, Housing Authority Revenue, Studio 15, Series B, LOC - Citibank N.A.	1.370%	10/1/39	1,450,000	1,450,000	(a)(b)(c)

Total California				7,275,000

Colorado - 1.5%
Colorado State Education Loan Program, Tax and Anticipation Notes, Series B	3.000%	6/27/19	5,000,000	5,004,600
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy Project, Series A	1.340%	7/1/27	316,000	316,000	(a)(b)

Total Colorado				5,320,600

Connecticut - 3.7%
Connecticut State HEFA Revenue, Trinity College, Series L, LOC - JPMorgan Chase & Co.	1.440%	7/1/34	2,140,000	2,140,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program Project, Series D, SPA - Royal Bank of Canada	1.530%	11/15/24	6,560,000	6,560,000	(a)(b)(c)
Subseries B-6, SPA - Bank of Tokyo-Mitsubishi UFJ	1.420%	5/15/34	3,170,000	3,170,000	(a)(b)
Subseries C-2, SPA - Bank of Tokyo-Mitsubishi UFJ	1.410%	11/15/34	1,500,000	1,500,000	(a)(b)

Total Connecticut				13,370,000

Delaware - 0.9%
University of Delaware Revenue, Series C, SPA - TD Bank N.A.	1.830%	11/1/37	3,100,000	3,100,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.7%
Metropolitan Washington DC, Airports Authority Revenue:
Subseries A-1, LOC - Sumitomo Mitsui Banking, Refunding	1.460%	10/1/39	$1,610,000	$1,610,000	(a)(b)(c)
Subseries A-2, LOC - Sumitomo Mitsui Banking, Refunding	1.460%	10/1/21	800,000	800,000	(a)(b)(c)

Total District of Columbia				2,410,000

Florida - 3.2%
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	1.430%	11/15/26	3,650,000	3,650,000	(a)(b)
Adventist Health System, Refunding	1.400%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	1.410%	11/15/33	1,395,000	1,395,000	(a)(b)
Adventist Health System, Refunding	1.430%	11/15/34	900,000	900,000	(a)(b)
Adventist Health System, Refunding	1.440%	11/15/35	2,000,000	2,000,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	1.480%	7/1/37	800,000	800,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC - JPMorgan Chase & Co.	1.560%	10/15/42	2,540,000	2,540,000	(a)(b)(c)

Total Florida				11,585,000

Georgia - 4.5%
Cobb County, GA, School District, Short-Term Construction Notes	3.000%	12/18/19	5,000,000	5,035,572
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC - Wells Fargo Bank N.A.	1.610%	4/1/32	2,930,000	2,930,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, Series A, LOC - Wells Fargo Bank N.A.	1.490%	12/1/27	4,050,000	4,050,000	(a)(b)(c)
Municipal Electric Authority of Georgia, Project 1, Subordinated, Series B, LOC - Bank of Tokyo-Mitsubishi UFJ	1.500%	1/1/48	4,400,000	4,400,000	(a)(b)

Total Georgia				16,415,572

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.4%
Hawaii State Department of Budget & Finance, Special Purpose Revenue:
Queens Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.450%)	1.870%	7/1/39	$2,055,000	$2,055,000	(a)(b)
Queens Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.450%)	1.870%	7/1/39	2,910,000	2,910,000	(a)(b)

Total Hawaii				4,965,000

Idaho - 2.8%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	2.150%	3/1/48	10,050,000	10,050,000	(a)(b)

Illinois - 4.1%
Aurora, IL, EDR, Aurora University, LOC - BMO Harris Bank N.A.	1.400%	3/1/35	600,000	600,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, Series A, LOC - Harris N.A.	1.470%	10/1/34	1,940,000	1,940,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	1.430%	4/1/31	7,350,000	7,350,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC - JPMorgan Chase & Co.	1.450%	8/1/35	1,865,000	1,865,000	(a)(b)
University of Chicago Medical Center, Series A, LOC - Bank of America N.A.	1.900%	8/1/44	3,100,000	3,100,000	(a)(b)

Total Illinois				14,855,000

Indiana - 2.1%
Hobart, IN, EDR, Albanese Confectionery, Series A, LOC - Harris N.A.	1.470%	7/1/31	955,000	955,000	(a)(b)(c)
Indianapolis, IN, MFH Revenue, Washington Pointe LP, Series A, LIQ - FNMA	1.530%	4/15/39	4,465,000	4,465,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC - PNC Bank N.A.	1.420%	5/1/34	2,195,000	2,195,000	(a)(b)

Total Indiana				7,615,000

Kentucky - 1.4%
Lexington, KY, County School District 1, GO, Series A	3.000%	10/30/19	5,000,000	5,029,271

Louisiana - 0.4%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, LA, Solid Waste Revenue, Exxon Project	1.750%	12/1/28	1,300,000	1,300,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.2%
Montgomery County, MD, Housing Opportunities Commission, MFH Revenue, Housing Development, Series C, LIQ - FHLMC/FHA/FNMA/ GNMA, LOC - TD Bank N.A.	1.410%	7/1/36	$760,000	$760,000	(a)(b)

Massachusetts - 1.3%
Massachusetts State HEFA Revenue:
Harvard University, Series Y	1.380%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare System Inc., Series P, SPA - JPMorgan Chase & Co.	1.450%	7/1/27	100,000	100,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	1.400%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, Refunding, Series E, SPA - JPMorgan Chase & Co.	1.440%	8/1/37	3,765,000	3,765,000	(a)(b)

Total Massachusetts				4,865,000

Michigan - 1.5%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC - Bank of Tokyo-Mitsubishi UFJ	1.460%	1/1/26	5,500,000	5,500,000	(a)(b)

Minnesota - 0.4%
City of Rochester, MN, Health Care Facilities Financing Authority Revenue, Mayo Clinic, Series B, Refunding, SPA - Northern Trust Company	1.430%	11/15/38	1,600,000	1,600,000	(a)(b)

Mississippi - 0.1%
Mississippi Business Finance Corp., Industrial Development Revenue, Chevron USA Inc. Project, Series C	1.700%	11/1/35	500,000	500,000	(a)(b)

Missouri - 3.0%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, Series C, Refunding, LOC - JPMorgan Chase & Co.	1.460%	3/1/24	940,000	940,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System, Series D	1.380%	5/15/38	400,000	400,000	(a)(b)
Saint Louis Priory School Project, LOC - U.S. Bank N.A.	1.450%	2/1/33	335,000	335,000	(a)(b)
St. Louis University, Series H, LOC - US Bank N.A.	2.150%	10/1/24	5,950,000	5,950,000	(a)(b)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, Series A, LOC - Enterprise Bank & Trust	1.480%	12/1/29	3,260,000	3,260,000	(a)(b)(c)

Total Missouri				10,885,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 38.2%
East Moriches, NY, Union Free School District, GO, TAN, State Aid Withholding	3.000%	6/27/19	$3,000,000	$3,001,849
Herricks, NY, Union Free School District, GO, BAN, State Aid Withholding	2.750%	8/8/19	7,000,000	7,011,809
MTA, NY, Revenue:
Transportation, BAN, Series A	4.000%	2/3/20	3,000,000	3,039,471
Transportation, Subordinate, Subseries E-1, LOC - US Bank N.A.	2.100%	11/15/50	999,243	999,243	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, Series B, SPA - Sumitomo Mitsui Banking	1.310%	11/15/21	4,000,000	4,000,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, Subseries B1, LOC - TD Bank N.A.	1.500%	8/1/29	1,000,000	1,000,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	1.430%	8/1/41	700,000	700,000	(a)(b)
Subseries D-3, SPA - JPMorgan Chase & Co.	2.000%	8/1/38	6,600,000	6,600,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	2.080%	4/1/42	5,800,000	5,800,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ - Citibank N.A.	1.390%	5/1/20	4,450,000	4,450,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Parkview II Apartments, Series A, LOC - Citibank N.A.	1.460%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
New York City, NY, Health & Hospital Corp. Revenue, Health System, Series D, LOC - JPMorgan Chase & Co.	1.450%	2/15/26	1,515,000	1,515,000	(a)(b)
New York City, NY, IDA Revenue, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC - TD Bank N.A.	1.500%	7/1/25	4,539,051	4,539,051	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA6, SPA - Mizuho Bank Ltd	2.000%	6/15/48	4,900,000	4,900,000	(a)(b)
Second General Resolution Fiscal 2016, SPA - Bank of America N.A.	2.200%	6/15/48	2,550,000	2,550,000	(a)(b)
Second General Resolution Fiscal 2016, SPA - PNC Bank N.A.	2.150%	6/15/48	5,300,000	5,300,000	(a)(b)
New York City, NY, TFA Revenue, Future Tax Secured, Subordinated, SPA - JPMorgan Chase & Co.	2.250%	8/1/45	8,800,000	8,800,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, Series C, LOC - JPMorgan Chase & Co.	1.450%	7/1/33	$1,860,000	$1,860,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.430%	6/1/36	12,500,000	12,500,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.430%	11/1/39	1,200,000	1,200,000	(a)(b)(c)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thuringen	2.020%	11/1/46	12,450,000	12,450,000	(a)(b)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.500%	11/1/41	230,000	230,000	(a)(b)
42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.550%	11/1/41	8,900,000	8,900,000	(a)(b)(c)
55 West 25th Street Housing, Series A, LIQ - FNMA, LOC - FNMA	1.450%	11/15/38	2,700,000	2,700,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	1.390%	5/15/37	1,000,000	1,000,000	(a)(b)(c)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.410%	3/15/33	4,295,000	4,295,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC - HSBC Bank USA N.A.	1.420%	11/1/36	1,500,000	1,500,000	(a)(b)
North Babylon, NY, Union Free School District, GO, BAN, State Aid Withholding	2.750%	7/10/19	7,500,000	7,506,865
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 129, SPA - Royal Bank of Canada	1.450%	10/1/35	1,000,000	1,000,000	(a)(b)(c)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.800%	1/1/32	13,399,716	13,399,716	(a)(b)
Westchester County, NY, GO, TAN, Series B	3.000%	10/16/19	3,500,000	3,517,297

Total New York				138,865,301

North Carolina - 0.8%
Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.430%	7/1/36	2,880,000	2,880,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.8%
Ohio State University Revenue, Series B	1.360%	12/1/39	$2,250,000	$2,250,000	(a)(b)
Ohio State, GO, Common Schools, Series C	1.360%	6/15/26	620,000	620,000	(a)(b)

Total Ohio				2,870,000

Oregon - 1.8%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, LOC - U.S. Bank N.A.	2.150%	8/1/34	6,650,000	6,650,000	(a)(b)

Pennsylvania - 1.6%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.430%	5/1/31	3,000,000	3,000,000	(a)(b)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.410%	12/1/34	1,000,000	1,000,000	(a)(b)
Ridley, PA, School District, GO, LOC - TD Bank N.A.	1.420%	11/1/29	1,960,000	1,960,000	(a)(b)

Total Pennsylvania				5,960,000

South Carolina - 0.3%
North Charleston, SC, COP, Refunding, Public Facilities Convention Project, LOC - Bank of America N.A.	1.510%	9/1/19	1,035,000	1,035,000	(a)(b)

South Dakota - 0.7%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ - FHLMC	1.430%	1/1/44	2,420,000	2,420,000	(a)(b)

Texas - 10.0%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System, Refunding	1.420%	6/1/27	6,445,000	6,445,000	(a)(b)
Methodist Hospital System, Subseries C-1	2.250%	12/1/24	1,700,000	1,700,000	(a)(b)
Methodist Hospital System, Subseries C-2	2.250%	12/1/27	3,400,000	3,400,000	(a)(b)
Series C	1.550%	11/25/19	5,000,000	5,000,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital	2.250%	12/1/41	4,400,000	4,400,000	(a)(b)
Methodist Hospital System, Series A-1, Refunding	2.250%	12/1/41	2,915,000	2,915,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF - GTD, SPA - Wells Fargo Bank N.A.	1.460%	8/1/37	9,885,000	9,885,000	(a)(b)
Texas State, GO, SPA - Sumitomo Mitsui Banking	1.420%	12/1/47	2,700,000	2,700,000	(a)(b)

Total Texas				36,445,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.8%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B	1.380%	5/15/36	$2,970,000	$2,970,000	(a)(b)

Washington - 3.0%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC - U.S. Bank N.A.	1.470%	11/1/23	625,000	625,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.460%	12/1/38	4,580,000	4,580,000	(a)(b)
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	1.400%	5/1/28	3,350,000	3,350,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, Series A, LOC - U.S. Bank N.A.	1.500%	10/1/22	985,000	985,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC - Wells Fargo Bank N.A.	1.460%	10/1/29	1,530,000	1,530,000	(a)(b)

Total Washington				11,070,000

Wisconsin - 3.8%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	2.050%	4/1/48	13,800,000	13,800,000	(a)(b)

Wyoming - 0.6%
Uinta County, WY, Pollution Control Revenue, Chevron USA Inc. Project, Refunding	2.200%	8/15/20	1,200,000	1,200,000	(a)(b)
Wyoming Community Development Authority, SPA - Federal Home Loan Bank	1.470%	12/1/38	1,125,000	1,125,000	(a)(b)(c)

Total Wyoming				2,325,000

TOTAL INVESTMENTS - 99.2% (Cost - $360,690,744)				360,690,744
Other Assets in Excess of Liabilities - 0.8%				3,075,710

TOTAL NET ASSETS - 100.0%				$363,766,454

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2019, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$360,690,744	—	$360,690,744

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 24, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 24, 2019